10. NOTES PAYABLE	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Notes to Financial Statements
10. NOTES PAYABLE

On July 5, 2012, the Company signed an unsecured promissory note in the amount of $300,000 bearing 10% interest per annum and payable on demand. No payments were made on the note during the three months ended March 31, 2017. The Company recorded accrued interest of $142,192 and $134,794 as of March 31, 2017 and December 31, 2016, respectively related to this note. As of each March 31, 2017 and December 31, 2016, the Company had a balance of $300,000 on its condensed consolidated balance sheets related to this note payable.

The Company expensed $7,397 and $7,479, respectively for the years ended March 31, 2017 and December 31, 2016, respectively for interest related to this note.

During 2011, 42West entered into an agreement to purchase the interest of one of its members. Pursuant to the agreement, the outstanding principal, along with any accrued interest, shall be payable immediately if 42West sells, assigns, transfers, or otherwise disposes all or substantially all of its assets and/or businessa prior to December 31, 2018. As of March 31, 2017, the Company had a balance of $525,000 related to ths agreement. In connection with the Company’s acquisition of the membership interest of 42West, (note 4), payment of this redemption was accelerated, with $300,000 paid during April 2017, and the remaining $225,000 to be paid in January 2018. The outstanding balance at March 31, 2017 of $525,000 has been included in current liabilities on the accompanying balance sheet.

 On July 5, 2012, the Company signed an unsecured promissory note in the amount of $300,000 bearing 10% interest per annum and payable on demand. No payments were made on the note during the years ended December 31, 2016 and 2015. The Company recorded accrued interest of $134,794 and $104,712 as of December 31, 2016 and 2015, respectively related to this note. As of December 31, 2016 and 2015, the Company had a balance of $300,000 on its consolidated balance sheets related to this note payable.

The Company expensed $30,082 and $30,000, respectively for the years ended December 31, 2016 and 2015, respectively for interest related to this note.